Operating Segment Information - Summary of Revenues by Geographical Area (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [Line Items]
Revenue	¥ 58,727	¥ 120,986	¥ 115,278
Domestic (the PRC, excluding Hong Kong, Macau and Taiwan) [Member]
Disclosure of geographical areas [Line Items]
Revenue	45,479	80,058	76,517
International [member]
Disclosure of geographical areas [Line Items]
Revenue	12,759	37,082	34,744
Regional (Hong Kong, Macau and Taiwan) [member]
Disclosure of geographical areas [Line Items]
Revenue	¥ 489	¥ 3,846	¥ 4,017